Borrowed Funds (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Line of credit with correspondent bank	$ 45,250,000
Unsecured lines of credit	12,500,000	$ 20,500,000
FRBB [Member]
Potential borrowing capacity	42,181,375	56,070,032
FHLBB [Member]
Line of credit with correspondent bank		52,400,000
Line of credit with correspondent bank	500,000	500,000
Qualified collateral borrowing	156,633,552	160,543,731
Potential borrowing capacity	109,444,670	112,339,573
Fees paid for issuance of letters of credit	$ 61,029	$ 58,824